Right of use assets and liabilities Operating lease commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Combined right of use asset				$ 51,000,000
Principal payments	$ 300,000
Minimum lease payments payable under non-cancellable operating lease	$ 65,439,000
Discounted unguaranteed residual value of assets subject to finance lease		$ (160,511,000)		(10,120,000)
Lease commitments for short-term leases for which recognition exemption has been used		(4,605,000)
Lease liabilities		$ 569,974,000	$ 24,200,000	$ 50,714,000